PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2011	2010

Equipment and facilities	$3,155	$2,886
Internal-use software	509	509
Vehicles	719	789
Leasehold improvements	372	418
	4,755	4,602
Less: accumulated depreciation and amortization	3,032	3,060
Total property and equipment, net	$1,723	$1,542

Depreciation expense is $633, $720 and $715 for the years ended December 31, 2011, 2010 and 2009, respectively.